Pursuant to the Fund’s procedures adopted under Rule 10f-3, the Fund’s Board of Directors/Trustees receives a quarterly report in the form of a checklist as to the satisfaction of the applicable conditions of paragraph (c)(1) through (c)(8) of Rule 10f-3.

Fund	Small Cap Value Fund
Issuer	Smith Douglas Homes Corp
Ticker/Sedol	SDHC / 83207R107
Principal Amount (US$)	$161,538,468
Principal Amount (Foreign$)	N/A
Amount Purchased (US$)	$140,994
Amount Purchased (Foreign$)	N/A
Trade Date	01/11/2024
Price (US$)	$21.00
Price-Foreign	N/A
Underwriter	JP Morgan Securities
Other Syndicate Members:	BofA Securities
RBC Capital Markets
Wells Fargo Securities LLC
Nomura Securities International
Zelman Partners LLC
Wedbush Securities Inc
Fifth Third Securities
Regions Securities LLC
WR Securities LLC
Whelan Advisory LLC
Underwriting Spread	7.00%
Currency	USD